Net fee and commission income	6 Months Ended
Jun. 30, 2022
Net Fee And Commission Income [Abstract]
Net fee and commission income
Note 4: Net fee and commission income

	Half-year to 30 Jun 2022 £m	Half-year to 30 Jun 2021 £m

Fee and commission income:
Current accounts	328	310
Credit and debit card fees	558	381
Commercial banking and treasury fees	117	167
Factoring	41	38
Other fees and commissions	136	174
Total fee and commission income	1,180	1,070
Fee and commission expense	(532)	(480)
Net fee and commission income	648	590
Current account and credit and debit card fees principally arise in Retail; commercial banking, treasury and factoring fees arise in Commercial Banking.